Deferred Credits (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 55	$ 79
Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	21 years
Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	60 years
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 13	13
Equipment revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	29	52
Amortisation of deferred credits included in discontinued operations		14
Connection fee and installation revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 13	$ 14